Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates—
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets, liabilities, costs, expenses, contingent liabilities, share-based compensation and research and development costs. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

In the opinion of the Company, the accompanying consolidated financial statements contain
all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in stockholders’ equity (deficit) and cash flows.

Reclassification
Reclassification
—The Company reclassified interest income from other income (expense) to interest expense, net in its consolidated statement of income (loss) and comprehensive income (loss) for the year ended December 31, 2022 to conform with the current year presentation. This reclassification had no impact on net income for the year ended December 31, 2022.

Fair Value Measurements
Fair Value Measurements
—The guidance in FASB ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level
 1
– Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2
- Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level
 3
- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
See Note 12 for further detail.

Segment Information
Segment Information
—Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results, and plans for levels or components below the consolidated unit level. Accordingly, the Company has one operating segment and, therefore, one reportable segment.

Cash
Cash
—As of December 31, 2023 and 2022, cash consisted primarily of checking and savings deposits. The Company maintains deposits primarily with two financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits. The Company does not hold any cash equivalents, which would consist of highly liquid investments with original maturities of three months or less at the time of purchase.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
—Accounts receivable is recorded net of allowances for doubtful accounts. Accounts receivable consist primarily of invoiced amounts to clinics that are not yet paid. The Company maintains an allowance for doubtful accounts and uses the roll-rate method to estimate current expected credit losses for its accounts receivable population. Balances still outstanding after management has exhausted all reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

Bad debt expense is classified in selling, general, and administrative expense within the consolidated statements of income (loss) and comprehensive income (loss). The Company generally does not require any security or collateral to support its receivables. The following table presents a rollforward of the allowance for doubtful accounts:

(in thousands)
As of December 31, 2021	$(1,406)
Provisions charged to operating results	155
Account write-off and recoveries	277

As of December 31, 2022	$(974)

As of December 31, 2022	$(974)
Provisions charged to operating results	(663)
Account write-off and recoveries	758

As of December 31, 2023	$(879)

Inventory
Inventory
—Inventory is carried at the lower of cost or net realizable value using the first-in,
first-out
(FIFO) method. Inventory consists of bioidentical hormone pellets and dietary supplements. Bioidentical hormone pellets contain bioidentical testosterone or estrogen used to achieve hormone balance. Dietary supplements are high-grade vitamins used to enhance pellet therapy. The Company reviews its inventory balances and writes down its inventory for estimated obsolescence or excess inventory equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. Inventory write-downs are recorded within cost of products. Management recorded a reserve for obsolescence of inventory related to inventory which has expired. See Note 5 for further details.

Other Current Assets
Other Current Assets
—Total other current assets consisted of the following:

	December 31,
(in thousands)	2023	2022
Prepaid expenses	$3,914	$2,939
Advances	3,638	877
Income tax receivable	1,365	—
Other assets	308	—

Total other current assets	$9,225	$3,816

Prepaid expenses include software and technology licensing agreements, insurance premiums and other advance payments for services to be received over the next 12 months. Advances are comprised of deposit payments to vendors for inventory purchase orders to be received in the next 12 months. Other assets consist of interest earned on the Company’s money market account and its now matured short-term investment.

Property and Equipment, Net
Property and Equipment, Net
—Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method and is recorded in selling, general, and administrative expense over the estimated useful lives of the assets. The estimated useful lives of property and equipment are as follows:

Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Computer software	3-5
Furniture and fixtures	5-7
Computer equipment	3-5
See Note 6 for further details.

Capitalized Software, Net
Capitalized Software, Net
—Capitalization of costs related to internally developed software begins when the preliminary project stage is completed and it is probable that the project will be completed and used for its intended function. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, generally three
to five years. Capitalized software is included within capitalized software, net on the consolidated balance sheet. See Note 7 for further details.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
—Long-lived assets, such as property and equipment and capitalized software, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. No impairment charges were recorded during the years ended December 31, 2023 and 2022.

Leases
Leases
—At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement including the use of an identified asset(s) and the Company’s control over the use of that identified asset. The Company elected, as allowed under Financial Accounting Standards Board (“FASB”) Accounting Standard Update (“ASU”)
2016-02,
Leases
(“ASC 842”), to not recognize leases with a lease term of one year or less on its balance sheet. Leases with a term greater than one year are recognized on the balance sheet as right-of-use
(“ROU”) assets and current and
non-current
lease liabilities, as applicable. As of December 31, 2023 and 2022, the Company did not have any financing leases.
Lease liabilities and their corresponding ROU assets are initially recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the ROU asset may be required for items such as incentives, prepaid lease payments, or initial direct costs. When an option to extend the lease exists, a determination is made whether that option is reasonably certain of exercise based on economic factors present at the measurement date and as circumstances may change. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Variable lease costs are expensed as incurred as an operating expense.
As the rates implicit in the Company’s leases have not historically been readily determinable, the Company utilizes the appropriate incremental borrowing rate, which is the rate the Company would incur to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment over the lease term. To estimate the incremental borrowing rate, a credit rating applicable to the Company is estimated using a synthetic credit rating analysis since the Company does not currently have a rating agency-based credit rating.
In accordance with ASC 842, contracts containing a lease should be split into three categories: lease components, non-lease
components, and activities or costs that do not transfer a distinct good or service
(“non-components”).
The fixed and
in-substance
fixed contract consideration (including any consideration related to non-components)
must be allocated, based on the respective relative fair values, to the lease components and non-lease
components.
Entities may elect not to separate lease and
non-lease
components. Accordingly, entities making this election would account for each lease component and related non-lease
component together as a single lease component.

The Company has elected to account for lease and
non-lease
components together as a single lease component for all underlying assets and allocate all of the contract consideration to the lease component only. See Note 15 for
further details.

Income Taxes
Income Taxes
—The Company accounts for income taxes under the asset and liability method pursuant to ASC 740,
Income Taxes
. Under this method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Interest and penalties related to unrecognized tax benefits are included in income tax expense on the consolidated statements of income (loss) and comprehensive income (loss).
As of December 31, 2023 and 2022, no accrued interest or penalties are included in the consolidated balance sheets.

Debt Issuance Costs
Debt Issuance Costs
—The Company accounts for costs incurred in connection with the issuance of long-term debt as a direct reduction of the debt. These costs are amortized over the life of the associated debt, using the effective interest method, and are included as a component of interest expense, net on the Company’s consolidated statements of income (loss) and comprehensive income (loss).

Warrant Liabilities
Warrant Liabilities
—The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC 815,
Derivatives and Hedging
(“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and remeasured each balance sheet date thereafter. The Company’s warrants did not meet the criteria for equity classification and are recorded as liabilities. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss in the statements of income and comprehensive income. See Note 10 for further detail.

Earnout Liability
Earnout Liability
—The Company’s earnout liability is valued using a Monte-Carlo simulation in order to simulate the future path of its stock price over the earnout period. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimate value. The significant assumptions
used in the valuation include the Company’s stock price, volatility and the drift rate. See Note 11 for further detail.

Standby Equity Purchase Agreement
Standby Equity Purchase Agreement
On July 27, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Yorkville is a fund managed by Yorkville Advisors Global, LP, headquartered in Mountainside, New Jersey.
The Company has the right, but not the obligation, from time to time at the Company’s discretion until the first day of the month following the
36-month
anniversary of the date of the SEPA (unless earlier terminated), to direct Yorkville to purchase a specified amount of shares of Class A common stock (each such sale, an “Advance”) by delivering written notice to Yorkville (each, an “Advance Notice”). The shares of Class A common stock purchased pursuant to an Advance will be purchased at a price equal to 97.0% of the lowest daily VWAP of the Class A common stock during the three
consecutive trading days commencing on the date of delivery of a given Advance Notice. “VWAP” means, for any trading day, the daily volume weighted average price of the Company’s common stock for such date as reported by Bloomberg L.P. during regular trading hours.
While there is no mandatory minimum amount for any individual Advance, it may not exceed the greater of (i) an amount equal to thirty percent (30%) of the daily volume traded on the trading day immediately preceding an Advance Notice, or (ii) 1,000,000 shares of Class A common stock. No more than 5,000,000 shares of Class A common stock, including the Commitment Shares (as defined below) may be sold pursuant to the SEPA.
Yorkville’s obligation to continue to purchase shares of Class A common stock pursuant to the SEPA is subject to a number of conditions.
As consideration for Yorkville’s commitment to purchase Class A common stock at the Company’s direction upon the terms and subject to the conditions set forth in the SEPA, upon execution of the SEPA, the Company issued 25,000 shares of Class A common stock to Yorkville (the “Commitment Shares”). During the year ended December 31, 2023, no Class A common stock was purchased under the SEPA. During the year ended December 31, 2022, the Company sold 105,559 shares to Yorkville under the SEPA for cash proceeds of $0.4 million.

Noncontrolling Interest
Noncontrolling Interest
—Pursuant to the Business Combination, as described in Note 3, the Company is organized in an
Up-C
structure with the Company owning only a portion of its consolidated subsidiaries. The portion of the consolidated subsidiaries not owned by the Company and any related activity is presented as noncontrolling interest in the consolidated financial statements. The noncontrolling interests, together with their corresponding shares of Class V voting stock, can be exchanged for Class A common stock in Biote or, at the election of the Company, cash. Because redemptions for cash are solely within the control of the Company, noncontrolling interest is presented in permanent equity.

Revenue Recognition
Revenue Recognition
—The Company accounts for revenue in accordance with FASB, ASU
No. 2014-09,
Revenue from Contracts with Customers
, as amended, (Topic 606). Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product or service to a customer.
Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, which are collected by the Company from a customer, are excluded from revenue.

Shipping and handling costs associated with outbound freight after control of a product has transferred to a customer are accounted for as fulfillment costs and are included in cost of products in the statements of income and comprehensive income. Shipping and handling costs billed to customers are considered part of the transaction price and are recognized as revenue with the underlying product sales for dietary supplements and trocars.
The following is a description of the principal contract activities, disaggregated by the contract type, from which the Company generates its revenue.
The Biote Method
The Company generates revenues through standard service agreements with customers who participate in the Biote Method. The Biote Method is a bioidentical hormone replacement therapy which has been developed as a treatment designed to alleviate hormone imbalances. Under this agreement, the Company provides a bundle of goods and services to customers, including initial training to medical practitioners, bioidentical hormone pellets and software tools used for inventory management and dosing, and ongoing practice development and marketing support services, which includes a license to use the Company’s trademarks and trade names in the customer’s marketing materials. The initial contract term is three years, and customers have the option to renew for additional one-year
periods.
For the bundled goods and services, the Company accounts for individual products and services separately if they are distinct, i.e., if a product or service is separately identifiable from other items in the bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer. The Company has identified three distinct obligations in its standard service agreement: initial training, pellet procedures (including sales of bioidentical hormone pellets, use of inventory management software to monitor pellet inventory, and use of the Company’s blood dosing website to determine the appropriate pellets to use in each procedure), contract-term services (including ongoing practice development and marketing support, options to receive reusable trocars, and the right to use the reusable trocars through the term of the contract, if the option is exercised). The third obligation includes a combined lease/nonlease component for which the Company has adopted the practical expedient within ASC 842 which allows lessors to combine lease and non-lease
components that have the same pattern of transfer to the customer-lessee and account for the combined component under the guidance relevant to the predominant portion of the component. By applying this expedient, the Company applies Topic 606 to the combined component.
The consideration in the contract is allocated between separate products and services in the bundle based on the stand-alone selling prices of each good and service. The stand-alone selling prices are determined based on the prices at which the Company separately sells the initial training and the pellet procedures. Judgment is required to determine the standalone selling price for each distinct performance obligation. For items that are not sold separately and for which the Company has not established a standalone selling price, the Company allocates consideration based on the residual approach.
The Company recognizes revenue for initial training over time as the customer completes the training. Training sessions generally occur over the course of
2-3
consecutive days at or near the time of contract inception. The customer is charged an initial fixed-rate fee for this training. Customers pay in full for the initial training at the time of contract inception. The standalone selling price of these services is based on the lowest price offered by the Company for the services.
The Company recognizes revenue for pellet procedures at the point in time the procedures are performed by the practitioner, which is when control of the pellets transfers to the customer. Consideration for these services is in the form of a management fee assessed for each procedure performed, which includes a volume-based tiered pricing schedule. The standalone selling price for these services requires judgment and is estimated based on the Company’s historical experience with prices offered to similar customers throughout the initial term of the contract. Billings in excess of the standalone selling price constitute a premium charged to customers early in a relationship and are deferred and recognized when or as the remaining goods and services are transferred to the customer. Fees are billed and paid on a semimonthly basis.
The Company recognizes revenue for contract-term services on a straight-line basis over the initial term of the contract, which aligns with the Company’s satisfaction of the performance obligation. The Company allocates the residual consideration to this performance obligation, which is consistent with the allocation objective.
Dietary Supplements
Dietary supplements are supplements that customer practitioners resell to patients that aid the patients with maintaining hormone balances. The Company recognizes revenue for these, net of any discounts given, when control transfers to the customer, which is generally the point of shipment from the Company’s distributor. Products are billed at standalone selling price for the dietary supplements and invoiced at shipment.
Disposable Trocars
Disposable Trocars are surgical instruments intended for use by Biote-certified practitioners. These instruments are used to implant the bioidentical hormone pellets into the customers’ patients. The Company recognizes revenue at the time control transfers, which is generally the point of shipment from the distributor. Products are billed at the standalone selling price for the trocars and invoiced at shipment.
Revenue disaggregated by the nature of the product or service and by geography is included within Note 4: Revenue Recognition.
As of the years ended December 31, 2023 and 2022, the Company allocated $0.2 million and $0.1 million respectively, of consideration to the unsatisfied initial training obligations, and $2.5 million and $1.7 million, respectively, of consideration to the unsatisfied contract-term service obligations provided to the Biote Method customers.
Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the consolidated balance sheets and is expected to be recognized as revenue within one year, as the training is complete. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively. As of the years ended December 31, 2023 and 2022 the amount of consideration allocated to contract-term services presented within deferred revenue was $1.6 million and $1.0 million, respectively, and the amount presented within deferred revenue, net of current portion was $0.9 million and $0.6 million, respectively.
The Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, net of current portion for amounts expected to be recognized within one year and longer than one year, respectively. As of the years ended December 31, 2023 and 2022 the amount of these premiums within deferred revenue was $0.9 million and $0.8 million, respectively, and the amount within deferred revenue, net of current portion was $0.4 million and $0.3 million, respectively.
The Company has also elected the practical expedient in ASC 606 to not disclose consideration allocated to contracts with an original term of one year or less, which includes contracts for point-in-time
sales of dietary supplements, disposable trocars, and pellet procedures. Pellet procedures are included in the Company’s Biote Method service agreement, which has a three-year stated term, but as revenues are recognized at a point in time, there are no minimum purchase volumes, and the contract allows for cancellation with ninety days’ notice from the customer, there are no pellet procedure obligations that are satisfied over a period greater than one year.

Contract Assets and Liabilities
Customer receivables are made up of consideration to which the Company has an unconditional right to payment, regardless of whether the Company has satisfied the performance obligations in the contract. All customer receivables are presented within accounts receivable, net in the consolidated balance sheets.
Contract assets are the Company’s right to consideration for goods or services that the entity has transferred to the customer when that right is conditioned on something other than the passage of time. As of December 31, 2023 and 2022 the Company did not have any contract assets.
Contract liabilities are the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration or has an unconditional right to receive consideration. The Company’s contract liabilities include deposits for initial training and contract-term services paid in advance which have not been recognized as revenue during the period. Contract liabilities are presented within deferred revenue and deferred revenue, net of current portion in the consolidated balance sheets. Contract liabilities are classified as current liabilities for the amount of revenue that the Company expects to recognize within one year of the reporting date.
Changes in contract liabilities between each period are attributable to fees paid by new customers, revenue recognized for completed training, and revenue recognized for the Company’s over-time satisfaction of contract-term services.
The Company does not have a history of material returns or refunds, and generally does not offer warranties or guarantees for any products or services. Expected returns and refunds are recorded as a reduction of revenue. For the year ended December 31, 2023, the Company had returns of $0.2 million. For the year ended December 31, 2022, returns were not material.
A reconciliation of the beginning and ending contract liabilities is included within Note 4: Revenue Recognition.

Cost of Revenue
Cost of Revenue
—Cost of services primarily consist of the costs incurred to deliver training to Biote Method customers. Cost of products includes the cost of pellets purchased from compounding pharmacies and sold to customers of the Biote Method, the cost of trocars and dietary supplements purchased from manufacturing facilities or third-party co-packers,
and the shipping and handling costs incurred to deliver these products to the customers.

Advertising
Advertising
—Advertising expenses include costs incurred to market the Company’s products through digital and traditional marketing channels, such as on third-party websites, television and print media. Advertising expenses also include costs related to certain marketing events and public relations and marketing agency fees. Advertising costs are expensed as incurred and included in selling, general and administrative expense in the consolidated statements of income (loss) and comprehensive income (loss).

Selling, General, and Administrative
Selling, General, and Administrative
—Selling, general, and administrative expense consists primarily of software licensing and maintenance and the cost of employees who engage in corporate functions, such as finance and accounting, information technology, human resources, legal, and executive management. Selling, general, and administrative expense also includes rent occupancy costs, office expenses, recruiting expenses, entertainment allocations, depreciation and amortization, other general overhead costs, insurance premiums, professional service fees, research and development, and costs related to regulatory and litigation matters.

Defined Contribution Retirement Plan
Defined Contribution Retirement Plan—
Effective January 1, 2021, the Company offers participation in the BioTE Medical, LLC 401(k) Plan (the “401(k) Plan”), a defined contribution plan providing retirement benefits to eligible employees. Eligible employees may contribute a portion of their annual compensation to the 401(k) Plan, subject to the maximum annual amounts as set periodically by the IRS. The Company makes a safe harbor, non-elective
contribution to the 401(k) Plan equal to 3% of each participant’s eligible compensation. Safe harbor contributions vest immediately for each participant.

The Company made safe harbor contributions under the 401(k) Plan of $0.8 million and $0.9 million for the years ended December 31, 2023 and 2022, respectively. Safe harbor contributions
are presented within selling, general and administrative expense in the consolidated statements of income (loss) and comprehensive income (loss).

Share-Based Compensation
Share-Based Compensation
—Holdings previously granted Class AAAA units (“incentive units”) and phantom equity rights (collectively, the “equity awards”) to certain key members of management. The equity awards were entitled to share in the distributions of Holdings from a change in control or qualifying liquidity event. The equity awards are accounted for under ASC 718,
Compensation – Stock Compensation
, and classified in equity. The Company has elected to recognize forfeitures at the time they occur. The fair value of the equity awards was determined using a Monte-Carlo simulation as of the grant date. The awards begin to vest on the date of a change in control or qualifying event. The Business Combination constituted such a qualifying event triggering the performance condition in the awards. No compensation cost was recognized historically until the Closing of the Business Combination as a qualifying event was not previously deemed probable to occur. See Note 14 for further details.

Commissions
Commissions
—Commissions consist primarily of fees paid to a third-party sales force, internal sales force, and partner clinics which participate in the Company’s new clinic mentor program. Commissions paid to the Company’s internal and third-party sales forces relate to market support and development activities undertaken to drive channel sales through existing customers and are not considered incremental costs to obtain a customer contract. For the years ended December 31, 2023 and 2022 expenses incurred for these commission programs were $6.0 million and $0.1 million, respectively.
Commissions paid to clinics under the Company’s mentorship program represent amounts paid to existing clinics which provide services to help new customers complete onboarding and other startup activities and are only incurred after contract initiation. These costs are expensed as incurred, consistent with other contract fulfillment costs. For the years ended December 31, 2023 and 2022 commissions paid under this program were $0.4 million and $1.1 million, respectively.

Concentrations
Concentrations
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, credit agreements, and inventory purchases. The Company’s cash balances exceed those that are federally insured. To date, the Company has not recognized any losses caused by uninsured balances.
As of December 31, 2023 and 2022, 100% of the Company’s outstanding debt and available line of credit was from one lender. A failure of the counterparty to perform could result in the loss of access to the available borrowing capacity under the line of credit.
Inventory purchases from four vendors totaled 77.8% for the year ended December 31, 2023. Inventory purchases from three vendors totaled 87% for the year ended December 31, 2022. Due to the nature of the markets and availability of alternative suppliers, the Company does not believe the loss of any one vendor would have a material adverse impact on the Company’s financial position, results of operations or cash flows for any significant period of time.
Significant customers are those which represent more than 10% of the Company’s total revenue or gross accounts receivable balance. The Company did not have any customers that accounted for 10% or more of total revenues for the years ended December 31, 2023 and 2022. The Company did not have any customers that accounted for more than 10% of its outstanding gross accounts receivable as of December 31, 2023 and 2022.

Recently Adopted and Recent Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
—In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of ASC 740,
Income Taxes
. The amendments also

improve consistent application of and simplify U.S. GAAP for other areas of ASC 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. The Company adopted this standard as of January 1, 2022, and there was no material impact to the financial statements.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
The main objective of the update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by companies at each reporting date. For trade and other receivables, held to maturity debt securities, and other instruments, companies will be required to use a new forward-looking “expected losses” model that generally will result in the recognition of allowances for losses earlier than under previous accounting guidance. Further, the FASB issued ASU
2019-04,
ASU
2019-05
and ASU
2019-11
to provide additional guidance on the credit losses standard. ASU
2016-13
was effective for annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company adopted this standard on January 1, 2023 using the modified retrospective approach and it elected to apply the roll-rate method to estimate current expected credit losses for its accounts receivable population. The adoption of this standard did not have a material impact to the financial statements.
Recent Accounting Pronouncements Not Yet Adopted
—In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
ASU
2020-06
changes how entities account for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing certain separation models for convertible instruments. ASU
2020-06
also modifies the guidance on diluted earnings per share calculations. The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.